Acquisitions - Changes in the contingent consideration account balance (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	$ 16,625	$ 16,625	$ 29,110
Contingent consideration recognized on acquisition		6,352
Issuance of SVS as settlement of contingent consideration		(12,880)	(13,909)
Revaluation of contingent consideration		(3,804)	423
Effect of exchange rate differences		(146)	1,001
Total contingent consideration liability, ending balance		6,147	16,625
Contingent consideration payable		6,147	16,625
Less: Contingent consideration liability - current		(3,310)
Contingent consideration liability - net of current		2,837	4,724
HMS
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	0	0	1,854
Contingent consideration recognized on acquisition		0
Issuance of SVS as settlement of contingent consideration		0	(1,854)
Revaluation of contingent consideration		0	0
Effect of exchange rate differences		0	0
Total contingent consideration liability, ending balance		0	0
Contingent consideration payable		0	0
Less: Contingent consideration liability - current		0
Contingent consideration liability - net of current		0
EMMAC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	4,724	4,724	10,361
Contingent consideration recognized on acquisition		0
Issuance of SVS as settlement of contingent consideration		0	(4,529)
Revaluation of contingent consideration		(1,820)	(1,729)
Effect of exchange rate differences		(67)	621
Total contingent consideration liability, ending balance		2,837	4,724
Contingent consideration payable		2,837	4,724
Less: Contingent consideration liability - current		0
Contingent consideration liability - net of current		2,837
Sapphire
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	0	0	3,895
Contingent consideration recognized on acquisition		0
Issuance of SVS as settlement of contingent consideration		0	(4,112)
Revaluation of contingent consideration		0	0
Effect of exchange rate differences		0	217
Total contingent consideration liability, ending balance		0	0
Contingent consideration payable		0	0
Less: Contingent consideration liability - current		0
Contingent consideration liability - net of current		0
Four20 Pharma GmbH
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	2,602	2,602	4,690
Contingent consideration recognized on acquisition		0
Issuance of SVS as settlement of contingent consideration		(3,581)	(3,414)
Revaluation of contingent consideration		1,058	1,163
Effect of exchange rate differences		(79)	163
Total contingent consideration liability, ending balance		0	2,602
Contingent consideration payable		0	2,602
Less: Contingent consideration liability - current		0
Contingent consideration liability - net of current		0
Tryke
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	$ 9,299	9,299	8,310
Contingent consideration recognized on acquisition		0
Issuance of SVS as settlement of contingent consideration		(9,299)	0
Revaluation of contingent consideration		0	989
Effect of exchange rate differences		0	0
Total contingent consideration liability, ending balance		0	9,299
Contingent consideration payable		0	9,299
Less: Contingent consideration liability - current		0
Contingent consideration liability - net of current		0
Business acquisition, equity issued (in shares)	2,367,000
Business acquisition, equity, expiration period	15 months
NGC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	$ 0	0	0
Contingent consideration recognized on acquisition		6,352
Issuance of SVS as settlement of contingent consideration		0	0
Revaluation of contingent consideration		(3,042)	0
Effect of exchange rate differences		0	0
Total contingent consideration liability, ending balance		3,310	0
Contingent consideration payable		3,310	$ 0
Less: Contingent consideration liability - current		(3,310)
Contingent consideration liability - net of current		$ 0